Nature of Operations - Additional Information (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Apr. 30, 2026
Disclosure of Nature of Operations [Abstract]
Operating losses	$ 6,085	$ 2,959
Accumulated deficit	148,828		$ 142,743
Cash on hand	$ 7,600